Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Parts and Supplies	$ 87	$ 87
Inventories	1,532	1,013
Refining and Marketing [Member]
Disclosure of inventories [line items]
Refining and Marketing	874	703
Oil Sands [Member]
Disclosure of inventories [line items]
Crude Oil	570	$ 223
Deep Basin [Member]
Disclosure of inventories [line items]
Crude Oil	$ 1